RS - Summary of Development of equity-settled Restricted Stock Unit Plans (Details) - shares		12 Months Ended
	Jun. 01, 2022	Dec. 31, 2023
MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Beginning balance (in shares)		18,900
Additions (in shares)		0
Exercises (in shares)		0
Forfeitures (in shares)		(3,639)
Expired (in shares)		0
Ending balance (in shares)		15,261
Number of instruments exercisable on reporting date (in shares)		0
MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Beginning balance (in shares)		27,676
Additions (in shares)		0
Exercises (in shares)		0
Forfeitures (in shares)		(2,738)
Expired (in shares)		0
Ending balance (in shares)		24,938
Number of instruments exercisable on reporting date (in shares)		0
MorphoSys US – June 2022 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Beginning balance (in shares)		331,083
Additions (in shares)	408,956	0
Exercises (in shares)		0
Forfeitures (in shares)		(65,179)
Expired (in shares)		0
Ending balance (in shares)		265,904
Number of instruments exercisable on reporting date (in shares)		0
MorphoSys US - October 2022 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Beginning balance (in shares)		38,339
Additions (in shares)		0
Exercises (in shares)		0
Forfeitures (in shares)		(8,115)
Expired (in shares)		0
Ending balance (in shares)		30,224
Number of instruments exercisable on reporting date (in shares)		0
MorphoSys US – April 2023 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Beginning balance (in shares)		0
Additions (in shares)		494,979
Exercises (in shares)		0
Forfeitures (in shares)		(53,646)
Expired (in shares)		0
Ending balance (in shares)		441,333
Number of instruments exercisable on reporting date (in shares)		0
MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Beginning balance (in shares)		0
Additions (in shares)		26,606
Exercises (in shares)		0
Forfeitures (in shares)		0
Expired (in shares)		0
Ending balance (in shares)		26,606
Number of instruments exercisable on reporting date (in shares)		0